Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	5,541,220	2,787,876	2,091,189	2,706,390
Stock options outstanding [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	5,557	5,557	5,557	5,557
Warrants to purchase common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	5,002,217	1,749,874	1,404,599	1,749,874
Debentures convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	518,631	368,726	441,768	368,726
Preferred shares convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	14,815	663,719	239,265	582,233